UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F-HR

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                              ---------------------

Check here if Amendment [   ]; Amendment Number: ______

    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 		Smead Capital Management
Address: 	1420 5th Avenue Suite 2625
	 	Seattle, WA 98101


Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brenda Larson
Title: 	Chief Compliance Officer
Phone: 	206-838-9850

Signature, Place, and Date of Signing:

/s/Brenda Larson	 Oklahoma City, OK	 November 11,2009
--------------------	--------------------	--------------------
[Signature] 		[City, State] 	     	[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 	33
					---------------------
						147952
					---------------------
					(thousands)


List of Other Included Managers:   NONE


NAME OF ISSUER			CLASS	CUSIP         PRN AMT	SH_PRN  SH_PRN PUT_CALL  INV_   VOTING AUTHORITY																DISC	SOLE	NONE
1/100 Berkshire Htwy Cla     	Com	84990175	303	300	SH 		SOLE	232	68
Smead Value Fd               	Com	89833W774 	18372	1039189	SH 		SOLE	966524	72665
Microsoft Corp               	Com	594918104	8787	341677	SH 		SOLE	330017	11660
Merck & Co Inc               	Com	589331107	7832	247716	SH 		SOLE	239067	8649
Franklin Resources Inc       	Com	354613101	6810	67698	SH 		SOLE	65506	2192
Ebay Inc                     	Com	278642103	6686	283328	SH 		SOLE	271595	11733
Starbucks Corp               	Com	855244109	6681	323542	SH 		SOLE	312505	11037
Disney Walt Co               	Com	254687106	6075	221243	SH 		SOLE	213221	8022
Accenture Ltd Cl A           	Com	G1150G111 	5892	158098	SH 		SOLE	152299	5799
Wal-Mart Stores Inc          	Com	931142103	5837	118910	SH 		SOLE	114556	4354
A T & T Inc New              	Com	00206R102 	5815	215320	SH 		SOLE	206550	8770
Pfizer Incorporated          	Com	717081103	5791	349950	SH 		SOLE	336178	13772
Verizon Communications       	Com	92343V104 	5498	181664	SH 		SOLE	175062	6602
Berkshire Hathaway Cl B      	Com	84670207	5300	1595	SH 		SOLE	1527	68
Home Depot Inc               	Com	437076102	4940	185443	SH 		SOLE	179011	6432
Nordstrom Inc                	Com	655664100	4546	148880	SH 		SOLE	143342	5538
Abbott Laboratories          	Com	2824100		4127	83443	SH 		SOLE	80654	2789
Walgreen Company             	Com	931422109	4102	109487	SH 		SOLE	105827	3660
Amgen Incorporated           	Com	31162100	4084	67813	SH 		SOLE	65577	2236
Bank Of New York Co New      	Com	64058100	3754	129511	SH 		SOLE	124552	4959
Paccar Inc                   	Com	693718108	3608	95703	SH 		SOLE	92533	3170
Mc Donalds Corp              	Com	580135101	3451	60477	SH 		SOLE	58500	1977
Bristol-Myers Squibb Co      	Com	110122108	3430	152352	SH 		SOLE	147174	5178
Wells Fargo & Co New         	Com	949746101	2970	105428	SH 		SOLE	102271	3157
Goldman Sachs Group Inc      	Com	38141G104 	2908	15778	SH 		SOLE	15340	438
A F L A C Inc                	Com	1055102		2691	62971	SH 		SOLE	61067	1904
Chevron Corporation          	Com	166764100	2512	35676	SH 		SOLE	34290	1386
M B I A Inc                  	Com	55262C100 	1105	142506	SH 		SOLE	138522	3984
Cabelas Inc                  	Com	126804301	1068	80074	SH 		SOLE	78486	1588
Mylan Laboratories Inc       	Com	628530107	968	60493	SH 		SOLE	58664	1829
Legg Mason Inc               	Com	524901105	942	30374	SH 		SOLE	29469	905
Covance Inc                  	Com	222816100	541	10000	SH 		SOLE	10000	0
Comcast Cp New Cl A Spl      	Com	20030N200 	507	31531	SH 		SOLE	30515	1016
                             	        	      147952

